AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JANUARY 12, 2026

1933 Act Registration File No.: 333-227298

1940 Act File No.: 811-23377

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 298	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 299	☒

TIDAL TRUST I

(Exact Name of Registrant as Specified in Charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (855) 843-2534

The Corporation Trust Company

1209 Orange Street

Corporation Trust Center

Wilmington, DE 19801

(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204	Christopher M. Cahlamer Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 2, 2026, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 276 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on August 5, 2025, and pursuant to Rule 485(a)(2) would have become effective on October 19, 2025.

Post-Effective Amendment No. 282 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 31, 2025, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 284 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 13, 2025, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 285 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 1, 2025, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 289 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 15, 2025, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 290 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 29, 2025, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 297 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 13, 2026, as the new date upon which the Amendment would have become effective.

This Post-Effective Amendment No. 298 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 2, 2026, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 298 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 298 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 298 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on January 12, 2026.

Tidal Trust I

By:	/s/ Eric W. Falkeis
Eric W. Falkeis
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 298 to its Registration Statement has been signed below by the following persons in the capacities indicated on January 12, 2026.

Signature	Title

/s/ Eric W. Falkeis	President (principal executive officer), Trustee, Chairman, and Secretary
Eric W. Falkeis

*Dusko Culafic	Trustee
Dusko Culafic

*Mark H. W. Baltimore	Trustee
Mark H. W. Baltimore

*Eduardo Mendoza	Trustee
Eduardo Mendoza

/s/ Aaron Perkovich	Treasurer (principal financial officer and principal accounting officer)
Aaron Perkovich

*By: /s/ Eric W. Falkeis
Eric W. Falkeis, Attorney-in-Fact *Pursuant to Powers of Attorney filed previously.